Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value (in usd per share)	$ 0.00001	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, shares authorized	125,419,265	125,419,265	28,141,258
Redeemable convertible preferred stock, shares issued	117,734,383	117,734,383	27,967,896
Redeemable convertible preferred stock, shares oustanding	117,734,383	117,734,383	27,967,896
Redeemable convertible preferred stock, liquidation preference	$ 133,762	$ 133,762	$ 114,042
Common stock, par value (in usd per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	216,000,000	216,000,000	60,000,000
Common stock, shares issued	19,686,205	19,637,872	18,064,695
Common stock, shares outstanding	19,686,205	19,637,872	18,064,695